Contributed surplus (Schedule of Contributed Surplus) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance	$ 30,802	$ 4,952
Share-based compensation - stock options vested	1,738	753
Stock options exercised	46	185
Balance	21,542	30,802
Contributed Surplus [Member]
Balance	7,652	6,676
Share-based compensation - stock options vested	1,738	753
Share-based compensation - DSUs vested	583	401
Stock options exercised	(171)	(297)
DSUs redeemed	(432)	(132)
Warrants expired		251
Balance	$ 9,370	$ 7,652